Note 10 - Commitments and Contingencies (Details Textual)	3 Months Ended		12 Months Ended
	Jun. 30, 2016 CAD	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)
Officer [Member] | Employment Agreement [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			$ 0.26
Officer [Member] | Employment Agreement [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			1
Officer [Member] | Employment Agreement [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			$ 1.25
Officer [Member] | Employment Agreement [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Officer [Member] | Employment Agreement [Member]
Monthly Salary Agreement Amount			$ 6,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares			75,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Value			$ 64,223
Allocated Share-based Compensation Expense			$ 53,519
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares			250,000
Compensation of Rendered Service		$ 2,000
Accrued Salaries		14,600			$ 0
Stockholder [Member] | Consulting Agreement [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			$ 1
Stockholder [Member] | Consulting Agreement [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			$ 1.25
Stockholder [Member] | Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares			150,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Compensation of Rendered Service | CAD	CAD 3,000
Accrued Salaries		11,283			$ 1,619
Employee Stock Option [Member]
Allocated Share-based Compensation Expense		$ 176,892	$ 190,751	$ 85,168